Loans Payable (Details) - Schedule of future principal payments under the term notes	Dec. 31, 2020 USD ($)
Schedule of future principal payments under the term notes [Abstract]
2021	$ 28,249
2022	30,133
2023	18,658
Total minimum principal payments	$ 77,040